Financial instruments - Liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Financial instruments
Liabilities	£ 767,851		£ 740,189
Financial Liabilities	767,851		740,189
Other comprehensive income, before tax, change in fair value of financial liability attributable to change in credit risk of liability	91	£ (25)
Bank deposits
Financial instruments
Financial Liabilities	24,862		26,279
Customer deposits
Financial instruments
Financial Liabilities	492,075		479,810
Settlement balances
Financial instruments
Financial Liabilities	9,779		2,068
Trading liabilities
Financial instruments
Financial Liabilities	74,345		64,598
Derivatives
Financial instruments
Financial Liabilities	102,719		100,835
Net hedging derivative liabilities	166		120
Other financial liabilities
Financial instruments
Financial Liabilities	47,744		49,326
Subordinated liabilities
Financial instruments
Financial Liabilities	8,110		8,429
Notes in circulation
Financial instruments
Financial Liabilities	2,947		3,047
Other Financial liabilities
Financial instruments
Financial Liabilities	5,270		5,797
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Bank deposits
Financial instruments
Financial Liabilities	18,700		21,400
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Customer deposits
Financial instruments
Financial Liabilities	47,900		37,400
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other financial liabilities
Financial instruments
Financial Liabilities	46,000		47,700
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Subordinated liabilities
Financial instruments
Financial Liabilities	7,800		7,700
Loans to customers - amortised cost
Financial instruments
Finance lease receivable	8,113		8,531
Held-for-trading
Financial instruments
Financial Liabilities	177,064		165,433
Held-for-trading | Trading liabilities
Financial instruments
Financial Liabilities	74,345		64,598
Held-for-trading | Derivatives
Financial instruments
Financial Liabilities	102,719		100,835
DFV
Financial instruments
Financial Liabilities	2,119		2,374
DFV | Other financial liabilities
Financial instruments
Financial Liabilities	1,779		1,671
DFV | Subordinated liabilities
Financial instruments
Financial Liabilities	340		703
Amortised cost
Financial instruments
Financial Liabilities	584,673		567,941
Lease liabilities	1,189		1,263
Amortised cost | Bank deposits
Financial instruments
Financial Liabilities	24,862		26,279
Amortised cost | Customer deposits
Financial instruments
Financial Liabilities	492,075		479,810
Amortised cost | Settlement balances
Financial instruments
Financial Liabilities	9,779		2,068
Amortised cost | Other financial liabilities
Financial instruments
Financial Liabilities	45,965		47,655
Amortised cost | Subordinated liabilities
Financial instruments
Financial Liabilities	7,770		7,726
Amortised cost | Notes in circulation
Financial instruments
Financial Liabilities	2,947		3,047
Amortised cost | Other Financial liabilities
Financial instruments
Financial Liabilities	1,275		1,356
Other Financial liabilities
Financial instruments
Financial Liabilities	3,995		4,441
Other Financial liabilities | Other Financial liabilities
Financial instruments
Financial Liabilities	£ 3,995		£ 4,441